RETIREMENT PLAN (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RETIREMENT PLANS.
Requisite service period (in days)	90 days		90 days
Employer matching percent for first 1% employee contributions	1.00%		1.00%
Employee contributions for 100% matching contribution (in percent)	100.00%		100.00%
Employer matching percent for next 5% employee contributions	5.00%		5.00%
Employee contributions for 50% matching contribution (in percent)	50.00%		50.00%
Retirement plan expense	$ 786	$ 778	$ 1,030	$ 943	$ 675